Note 1 - Summary of Significant Accounting Policies (Details Textual) - shares			6 Months Ended	12 Months Ended
	Apr. 25, 2017	Apr. 26, 2016	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			0
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				260,000	575,000
Employee Stock Option [Member] | The 2016 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	260,000	575,000
Maximum [Member]
Standard Product Warranty Period				2 years
Minimum [Member]
Standard Product Warranty Period				1 year
Devices Leased Under RPPs and Devices Subject to Sale and Leaseback Transactions [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life			7 years